Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - EUR (€)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from (used in) operating activities [abstract]
Net income (loss) before income tax	€ 65,647	€ (1,397,715)
Items not affecting cash:
Stock-based compensation	67,220	63,682
Bad debt expense	23,694
Depreciation of property and equipment	10,514	5,937
Amortization of intangible assets	244,527	48,763
Amortization of right-of-use assets	5,974	38,250
Accretion of lease liabilities	430	2,442
Gain on lease cancellation		(137)
Changes in non-cash working capital items:
Inventories	(1,385,915)	(636,450)
Accounts receivable and other receivables	(1,557,939)	1,934,794
Deferred tax assets		3,390
Due from related parties	5,097,469	(151,543)
Due to related parties	(67,154)	(1,329)
Prepaid expense	(69,194)	(580,865)
Accounts payable and accrued liabilities	(5,798,731)	(733,186)
Accrued interest payable	(321,401)	23,436
Accrued interest payable - related party	26,448	40,627
Net cash used in operating activities	(3,658,411)	(1,339,904)
Investing Activities
Purchase of equipment		(9,008)
Purchase of intangible assets	(25,340)	(450,962)
Net cash used in investing activities	(25,340)	(459,970)
Financing Activities
Net proceed from Issuance of common stock through public offering	3,786,022
Proceeds from debt bond		1,667,638
Repayment of debt bond	(126,676)	(126,676)
Repayment of bank loans		(90,374)
Net proceeds (repayment) from lines of credit	98,264	276,052
Repayment of lease liabilities	(6,461)	(40,488)
Payments to related parties	(59,083)	(907,213)
Proceeds from related parties	2,142	370
Net cash provided by financing activities	3,694,208	779,309
Net change in cash	10,457	(1,020,565)
Cash - beginning of period	493,129	2,384,625
Cash - end of period	€ 503,586	€ 1,364,060